                                  UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2002
Check here if Amendment  [   ]; Amendment Number: _____
    This Amendment (Check only one.):       [   ] is a restatement.
                                            [   ] adds new holdings
                                                  entries.

Institutional Investment Manager Filing this Report:

Name:             Tupelo Capital Management, L.L.C.
Address:          12 East 49th Street
                  New York, New York 10017

Form 13F File Number: 028-04729

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that the required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             LuLu C. Wang
Title:            Principal
Phone:            212-755-3700

Signature, Place and Date of Signing:

/s/ LULU C. WANG                New York, New York             November 12, 2002
[Signature]                       [City, State]                    [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]    13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).

[   ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number                           Name

         28- ________________              Tupelo Capital Services, L.L.C.

         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE



Report summary:



Number of Other Included Managers:                            0
                                            ---------------------------

Form 13F  Information Table Entry Total:                83
                                            ---------------------------

Form 13F  Information Table Value Total:           $116,859,188
                                            ---------------------------
                                                    (thousands)

CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THE PUBLIC FORM 13F REPORT AND FILED SEPARATELY WITH THE COMMISSION.

List of Other Included Managers:


Provide a number list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are not entries in this list, state "NONE" and omit the column headings and list entries.]


         No.             Form 13F File Number            Name
         ---             --------------------            ----







         [Repeat as necessary.]

                                    FORM 13F

              Reporting Manager: Tupelo Capital Management, L.L.C.
                        Period Ended: September 30, 2002

    Item          Item     Item      Item               Item                  Item               Item                  Item
     1:            2:        3:        4:                5:                     6:                7:                    8:
                                                                            Investment                                Voting
     Name         Title    SEDOL/     Fair       SHARES                     Discretion                               Authority
      of           of      CUSIP      Market        PRN   SH  PUT/          (b) Shared (c)Shared                    (b) Shared  (c)
    Issuer        Class    Number     Value      Amount   PRN CALL (a) Sole As Defined   Other   Manager (a) Sole   As Defined  None
------------------------------------------------------------------------------------------------------------------------------------
3M CO             COM    88579Y101 $1,935,472      17,600 SH                    x                  1         17,600
ABERCR-
 OMBIE
 & FITCH
 CO-CL A          COM    002896207   $680,582      34,600 SH                    x                  1         34,600
ALBERTO-
 CULVER
 CO-CL B          COM    013068101 $1,407,161      28,700 SH                    x                  1         28,700
AMAZON.
 COM INC          COM    023135106   $839,511      52,700 SH                    x                  1         52,700
AMBAC
 FINANCIAL
 GROUP INC        COM    023139108 $1,228,692      22,800 SH                    x                  1         22,800
APEX
 SILVER
 MINES LTD        COM      2121556 $1,066,450      77,000 SH                    x                  1         77,000
APEX
 SILVER
 MINES-
 WTS              WTS      2559436    $50,554     361,100 SH                    x                  1        361,100
APPLIED
 MATERI-
 ALS
 INC              COM    038222105   $682,605      59,100 SH                    x                  1         59,100
BAKER
 HUGHES
 INC              COM    057224107 $1,390,537      47,900 SH                    x                  1         47,900
BANK ONE
 CORP             COM    06423A103 $1,649,340      44,100 SH                    x                  1         44,100
BEAR
 STEARNS
 COMPANIES
 INC              COM    073902108 $1,584,840      28,100 SH                    x                  1         28,100
BED BATH &
 BEYOND
 INC              COM    075896100 $1,136,693      34,900 SH                    x                  1         34,900
BIOTECH
 HOLDRs
 TRUST            COM    09067D201 $4,603,890      59,100 SH                    x                  1         59,100
BJ SERVICES
 CO               COM    055482103 $1,292,200      49,700 SH                    x                  1         49,700
CATHAY
 PACIFIC
 AIRWAYS          COM      6179755 $1,905,813   1,409,000 SH                    x                  1      1,409,000
CHICO'S
 FAS INC          COM    168615102 $1,483,083      93,100 SH                    x                  1         93,100
CISCO
 SYSTEMS
 INC              COM    17275R102   $449,592      42,900 SH                    x                  1         42,900
CITIGROUP
 INC              COM    172967101 $1,467,675      49,500 SH                    x                  1         49,500
COACH INC         COM    189754104 $1,379,840      53,900 SH                    x                  1         53,900
COLGATE-
 PALMOLIVE
 CO               COM    194162103 $1,753,375      32,500 SH                    x                  1         32,500
DELL
 COMPUTER
 CORP             COM    247025109 $1,335,368      56,800 SH                    x                  1         56,800
EBAY INC          COM    278642103   $992,828      18,800 SH                    x                  1         18,800
ELECTRONIC
 ARTS INC         COM    285512109 $1,022,380      15,500 SH                    x                  1         15,500
ENTERCOM
 COMMUNI-
 CATIONS
 CORP             COM    293639100 $1,657,950      35,000 SH                    x                  1         35,000
ESPRIT
 HOLDINGS
 LTD              COM      6321642 $3,633,040   2,376,400 SH                    x                  1      2,376,400
GAP INC/THE       COM    364760108   $304,885      28,100 SH                    x                  1         28,100
GENENTECH
 INC              COM    368710406 $1,425,931      43,700 SH                    x                  1         43,700
HUTCHISON
 WHAMPOA
 LTD              COM      6448068 $1,765,648     304,690 SH                    x                  1        304,690
HYDRIL
 COMPANY          COM    448774109 $1,714,232      68,900 SH                    x                  1         68,900
INFOSYS
 TECHNOLO-
 GIES-
 SP ADR           ADR    456788108 $1,560,960      28,800 SH                    x                  1         28,800
INTERNA-
 TIONAL
 PAPER
 CO               COM    460146103 $1,492,533      44,700 SH                    x                  1         44,700
JETBLUE
 AIRWAYS
 CORP             COM    477143101     $4,033         100 SH                    x                  1            100
JOHNSON
 ELECTRIC
 HLDGS            COM      6281939 $3,060,000   3,060,000 SH                    x                  1      3,060,000
KLA-TENCOR
 CORPORATION      COM    482480100   $569,976      20,400 SH                    x                  1         20,400
KOHLS CORP        COM    500255104 $1,611,465      26,500 SH                    x                  1         26,500

                                    Form 13F
              Reporting Manager: Tupelo Capital Management, L.L.C.
                        Period Ended: September 30, 2002

    Item          Item     Item      Item              Item                   Item               Item                  Item
     1:            2:        3:        4:               5:                      6:                7:                    8:
                                                                            Investment                                Voting
     Name         Title    SEDOL/     Fair       SHARES                     Discretion                               Authority
      of           of      CUSIP      Market        PRN   SH  PUT/          (b) Shared (c)Shared                    (b) Shared  (c)
    Issuer        Class    Number     Value      Amount   PRN CALL (a) Sole As Defined   Other   Manager (a) Sole   As Defined  None
------------------------------------------------------------------------------------------------------------------------------------
KOOKMIN
 BANK             COM      6419365 $2,128,102      58,300 SH                    x                  1         58,300
L-3
 COMMUNI-
 CATIONS
 HOLDINGS         COM    502424104 $2,081,650      39,500 SH                    x                  1         39,500
LEHMAN
 BROTHERS
 HOLDINGS
 INC              COM    524908100 $1,123,245      22,900 SH                    x                  1         22,900
LENNAR
 CORP             COM    526057104 $1,517,216      27,200 SH                    x                  1         27,200
LI & FUNG
 LTD              COM      6286257 $1,760,408   1,855,600 SH                    x                  1      1,855,600
LOCKHEED
 MARTIN
 CORP             COM    539830109 $2,101,775      32,500 SH                    x                  1         32,500
MANPOWER INC      COM    56418H100 $1,188,270      40,500 SH                    x                  1         40,500
MATTEL INC        COM    577081102   $498,877      27,700 SH                    x                  1         27,700
MICROCHIP
 TECHNOLOGY
 INC              COM    595017104 $1,050,108      51,350 SH                    x                  1         51,350
MICROSOFT
 CORP             COM    594918104 $1,360,314      31,100 SH                    x                  1         31,100
MOTOROLA INC      COM    620076109 $1,557,540     153,000 SH                    x                  1        153,000
NABORS
 INDUSTRIES
 LTD              COM      2963372 $1,688,132      51,546 SH                    x                  1         51,546
NETSCREEN
 TECHNOLOGIES
 INC              COM    64117V107 $1,017,730      93,800 SH                    x                  1         93,800
NEUBERGER
 BERMAN INC       COM    641234109 $1,560,405      57,900 SH                    x                  1         57,900
NIKKO CORDIAL
 CORP             COM      6640284 $3,375,312     709,800 SH                    x                  1        709,800
NOKIA CORP-
 SPON ADR          ADR    654902204   $935,450     70,600 SH                   x                   1         70,600
NTT DOCOMO
 INC               ADR      6129277 $1,720,822     99,700 SH                   x                   1         99,700
NUCOR CORP        COM    670346105   $492,700      13,000 SH                    x                  1         13,000
OCULAR
 SCIENCES
 INC              COM    675744106 $2,609,312     111,700 SH                    x                  1        111,700
OMI CORP
 - NEW            COM      2256469   $237,002      72,700 SH                    x                  1         72,700
OMNICOM
 GROUP            COM    681919106 $1,252,800      22,500 SH                    x                  1         22,500
PEOPLESOFT
 INC              COM    712713106   $677,876      54,800 SH                    x                  1         54,800
PFIZER INC        COM    717081103 $2,510,230      86,500 SH                    x                  1         86,500
PRAXAIR INC       COM    74005P104 $2,080,177      40,700 SH                    x                  1         40,700
PRINCIPAL
 FINANCIAL
 GROUP            COM    74251V102 $1,840,454      70,300 SH                    x                  1         70,300
QUEST
 DIAGNOSTICS      COM    74834L100 $1,759,758      28,600 SH                    x                  1         28,600
RADIAN
 GROUP  INC       COM    750236101 $1,309,666      40,100 SH                    x                  1         40,100
REDIFF.COM
 INDIA
 LIMITED-
 ADR              ADR    757479100   $134,739     344,600 SH                    x                  1        344,600
ROBERT HALF
 INTL INC         COM    770323103   $698,280      44,000 SH                    x                  1         44,000
SAMSUNG
 ELECTRONICS
 CO LTD           COM      6771720 $3,260,284      13,390 SH                    x                  1         13,390
SENSIENT
 TECHNOLOGIES
 CORP             COM    81725T100 $1,489,665      70,500 SH                    x                  1         70,500
STANLEY
 WORKS/
 THE              COM    854616109   $199,287       6,100 SH                    x                  1          6,100
SYMANTEC CORP     COM    871503108 $1,526,802      45,400 SH                    x                  1         45,400
TAIWAN
 SEMICOND-
 UCTOR-
 SP ADR           ADR    874039100   $760,984     119,840 SH                    x                  1        119,840
TEXAS INST-
 RUMENTS
 INC               COM   882508104   $862,568     58,400  H                    x                 1          58,400

                                    Form 13F
              Reporting Manager: Tupelo Capital Management, L.L.C.
                        Period Ended: September 30, 2002

    Item          Item     Item      Item               Item                  Item               Item                  Item
     1:            2:        3:        4:                5:                     6:                7:                    8:
                                                                            Investment                                Voting
     Name         Title    SEDOL/     Fair       SHARES                     Discretion                               Authority
      of           of      CUSIP      Market        PRN   SH  PUT/          (b) Shared (c)Shared                    (b) Shared  (c)
    Issuer        Class    Number     Value      Amount   PRN CALL (a) Sole As Defined   Other   Manager (a) Sole   As Defined  None
------------------------------------------------------------------------------------------------------------------------------------
TEXWINCA
 HOLDINGS
 LTD.             COM      6039558   $747,141   1,110,000 SH                    x                  1      1,110,000
THE WALT
 DISNEY
 CO.              COM    254687106 $1,426,188      94,200 SH                    x                  1         94,200
TIFFANY & CO      COM    886547108   $850,771      39,700 SH                    x                  1         39,700
TYCO INTERN-
 ATIONAL
 LTD              COM    902124106 $1,899,270     134,700 SH                    x                  1        134,700
UNITED PARCEL
 SERVICE-
 CL B             COM    911312106 $1,381,913      22,100 SH                    x                  1         22,100
VIACOM INC-
 CL B             COM    925524308 $1,638,220      40,400 SH                    x                  1         40,400
WAL-MART
 STORES
 INC              COM    931142103 $1,442,732      29,300 SH                    x                  1         29,300
WHOLE FOODS
 MARKET INC       COM    966837106 $1,220,940      28,500 SH                    x                  1         28,500
WILLIAMS-
 SONOMA
 INC              COM    969904101 $1,448,519      61,300 SH                    x                  1         61,300
XL CAPITAL LTD
 -CLASS A         COM      2283401 $1,903,650      25,900 SH                    x                  1         25,900
YUM! BRANDS INC   COM    988498101 $1,111,171      40,100 SH                    x                  1         40,100

THE FOLLOWING OPTIONS LISTED WITH RESPECT TO MANAGER ABOVE.
DIAMONDS
TRUST SERIES I    COM    252787106 $  831,600       1,260       (p)             x                  1
NASDAQ-100
INDEX TRCKNG STCK COM    631100104 $  450,000       4,000       (p)             x                  1